Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits
Employee Benefits
18.	Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Contributions to medical and pension schemes	91,302	158,113	215,553
Other employee benefits	14,595	23,958	24,180

Total	105,897	182,071	239,733